Lepercq-Istel
Fund

ANNUAL
REPORT

December 31, 2001

FEBRUARY 15, 2002

DEAR SHAREHOLDERS:

The performance of your Fund for the fourth quarter and for the full year 2001 is provided in the table below. For comparative purposes, we have also provided performance information for some relevant benchmarks.

                                      FOURTH QUARTER 2001     YEAR ENDED 2001
                                      -------------------     ---------------
     Lepercq-Istel Fund                      7.47%                -17.35%
     Lipper Large-Cap Core Average          10.65%                -13.83%
     Standard & Poor's 500 Index            10.69%                -11.89%

REVIEW OF 2001

At many levels a difficult year though signs of economic stabilization by year-end provided a positive closing note.

The litany of challenges confronted in 2001 is familiar. The U.S. economy slipped into its first recession since 1990-1991 amid a synchronized global slowdown. After the extravagance of the late 1990's, business investment spending collapsed and the capital markets for new entrants evaporated leading to the technology sector's worse year since the mid 1970's. The tragic events of September 11th and their aftermath put a further chill to the already cold business environment. Absorption of all this punishment brought about considerable stress in the stock market with the S&P 500 Index experiencing it's first back to back annual double-digit declines since 1973-1974.

In light of the pervasive uncertainty in the business environment, your Fund kept a higher than normal cash reserve level throughout the year to dampen market volatility. The lagging performance of large capitalization growth stocks, which form the core of the Funds' portfolio, acted as a drag on performance. An index of such stocks, the Russell 1000 Growth Index, under-performed the S&P 500 by over 9% during the year. These large growth companies such as American Express, AOL Time Warner and Cisco are among the strongest global business franchises, which should resume their above-average growth with the onset of economic recovery.

OUR CURRENT OUTLOOK

Though there is clear evidence of stabilization in business conditions, the absence of strong near-term growth drivers suggests that economic momentum will be slow to build. Having already provided a standout performance during the downturn, we can't expect a snapback from the consumer and the immediate priority for business is restoration of profitability rather than investment spending. However, we have crossed the inflection point between recession and recovery and this alone, despite the expected anemic immediate slope of the recovery, ushers a return to a positive bias to equity investments.

Thank you for your continued support.

Sincerely,

/s/Tsering Ngudu                             /s/Jerry Getsos

Tsering Ngudu                                Jerry Getsos
President and Portfolio Manager              Executive Vice President
                                             and Portfolio Manager

           Past performance is not predictive of future performance.

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                     IN LEPERCQ-ISTEL FUND AND THE S&P 500

                                     1 YEAR

                  Date         Lepercq-Istel Fund       S&P 500
                  ----         ------------------       -------
                 12/00              10,000               10,000
                  3/01               9,056                8,814
                  6/01               8,840                9,330
                  9/01               7,690                7,959
                 12/01               8,265                8,812

                                    5 YEARS

                               LEPERCQ-ISTEL FUND
                       AVERAGE ANNUAL RATE OF RETURN (%)
                      for Periods Ended December 31, 2001

                         ONE YEAR              -17.35
                         FIVE YEARS             -0.92
                         TEN YEARS               5.71

                  Date         Lepercq-Istel Fund       S&P 500
                  ----         ------------------       -------
                 12/96              10,000               10,000
                  6/97               9,842               12,061
                 12/97              10,894               13,337
                  6/98              12,318               15,699
                 12/98              12,570               17,148
                  6/99              13,063               19,271
                 12/99              16,402               20,757
                  6/00              14,811               20,670
                 12/00              11,553               18,867
                  6/01              10,213               17,603
                 12/01               9,549               16,626

                                    10 YEARS


                  Date         Lepercq-Istel Fund       S&P 500
                  ----         ------------------       -------
                 12/91              10,000               10,000
                 12/92              10,547               10,762
                 12/93              11,976               11,847
                  1/94              11,375               12,003
                 12/95              14,456               16,514
                 12/96              18,253               20,306
                 12/97              19,886               27,080
                 12/98              22,945               34,819
                 12/99              29,938               42,145
                 12/00              21,086               38,305
                 12/01              17,427               33,759

Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

   NUMBER                                                             MARKET
 OF SHARES                                                            VALUE
 ---------                                                            ------
             U.S. EQUITIES - 52.66%

             CONSUMER CYCLICAL - 11.20%

             MEDIA - 6.66%
     17,000  AOL Time
               Warner Inc.*<F1>                                    $   545,700
     10,000  Viacom Inc.*<F1>                                          441,500
     16,000  The Walt Disney
               Company                                                 331,520
                                                                   -----------
                                                                     1,318,720
                                                                   -----------

             SPECIALTY RETAIL - 4.54%
     22,000  The Gap, Inc.                                             306,680
      4,500  The Home Depot, Inc.                                      229,545
     12,000  RadioShack
               Corporation                                             361,200
                                                                   -----------
                                                                       897,425
                                                                   -----------
             Total Consumer
               Cyclicals                                             2,216,145
                                                                   -----------

             CONSUMER STAPLES - 2.53%

             PERSONAL PRODUCTS - 2.53%
     15,000  The Gillette Company                                      501,000
                                                                   -----------
             Total Consumer
               Staples                                                 501,000
                                                                   -----------

             ENERGY - 11.72%

             ENERGY EQUIPMENT
               AND SERVICES - 2.22%
      8,000  Schlumberger Limited                                      439,600
                                                                   -----------

             OIL & GAS - 9.50%
      3,500  Andarko Petroleum
               Corporation                                             198,975
      4,400  Apache Corporation                                        219,472
     10,000  Devon Energy
               Corporation                                             386,500
     20,000  Exxon Mobil
               Corporation                                             786,000
     15,000  Ocean Energy Inc.                                         288,000
                                                                   -----------
                                                                     1,878,947
                                                                   -----------
             Total Energy                                            2,318,547
                                                                   -----------

             FINANCIAL - 9.11%

             BANKS - 4.08%
     15,000  The Bank of New
               York Company, Inc.                                      612,000
      5,000  Bank One Corporation                                      195,250
                                                                   -----------
                                                                       807,250
                                                                   -----------

             DIVERSIFIED FINANCIALS - 2.71%
     15,000  American Express
               Company                                                 535,350
                                                                   -----------

             INSURANCE - 2.32%
      5,790  American International
               Group, Inc.                                             459,726
                                                                   -----------
             Total Financial                                         1,802,326
                                                                   -----------

             HEALTH CARE - 6.87%

             PHARMACEUTICALS - 6.87%
      6,500  Bristol-Myers Squibb
               Company                                                 331,500
      7,000  Johnson & Johnson                                         413,700
      5,000  Merck & Co., Inc.                                         294,000
      8,000  Pfizer Inc.                                               318,800
                                                                   -----------
             Total Health Care                                       1,358,000
                                                                   -----------

             INDUSTRIAL - 1.01%

             INDUSTRIAL CONGLOMERATES - 1.01%
      5,000  General Electric
               Company                                                 200,400
                                                                   -----------
             Total Industrial                                          200,400
                                                                   -----------

             INFORMATION
               TECHNOLOGY - 6.38%

             COMMUNICATIONS
               EQUIPMENT - 0.92%
     10,000  Cisco Systems, Inc.*<F1>                                  181,100
                                                                   -----------

             COMPUTERS AND
               PERIPHERALS - 1.24%
     20,000  Sun Microsystems, Inc.*<F1>                               246,000
                                                                   -----------

             SEMICONDUCTOR EQUIPMENT
               AND PRODUCTS - 4.22%
      6,000  Applied Materials, Inc.*<F1>                              240,600
     10,000  Intel Corporation                                         314,500
     10,000  Texas Instruments
               Incorporated                                            280,000
                                                                   -----------
                                                                       835,100
                                                                   -----------
             Total Information
               Technology                                            1,262,200
                                                                   -----------

             UTILITIES - 3.84%

             ELECTRIC UTILITIES - 1.59%
      8,000  Duke Energy
               Corporation                                             314,080
                                                                   -----------

             GAS UTILITIES - 2.25%
     10,000  El Paso Corporation                                       446,100
                                                                   -----------
             Total Utilities                                           760,180
                                                                   -----------
             TOTAL U.S. EQUITIES                                    10,418,798
                                                                   -----------

             INTERNATIONAL
               EQUITIES - 2.90%

             CONSUMER CYCLICAL - 1.09%

             MEDIA - 1.09%
      4,000  WPP Group plc                                             215,600
                                                                   -----------
             Total Consumer
               Cyclical                                                215,600
                                                                   -----------

             INFORMATION
               TECHNOLOGY - 1.81%

             COMMUNICATIONS
               EQUIPMENT - 1.81%
     10,000  Nokia Oyj                                                 245,300
     15,000  Nortel Networks
               Corporation*<F1>                                        112,500
                                                                   -----------
             Total Information
               Technology                                              357,800
                                                                   -----------
             TOTAL INTERNATIONAL
               EQUITIES                                                573,400
                                                                   -----------
             TOTAL EQUITIES
               (COST $12,354,245)                                  $10,992,198
                                                                   -----------
                                                                   -----------

 PRINCIPAL
  AMOUNT
 ---------

             SHORT-TERM
               INVESTMENTS - 44.76%

             U.S. TREASURIES - 44.76%
 $3,630,000  U.S. Treasury Bill,
               due 1/31/02                                           3,622,920
  5,250,000  U.S. Treasury Bill,
               due 3/7/02                                            5,234,507
                                                                   -----------
             TOTAL SHORT-TERM
               INVESTMENTS
               (COST $8,856,710)                                     8,857,427
                                                                   -----------
             Total Investments -
               100.32%
               (Cost $21,210,955)                                   19,849,625
             Liabilities less Other
               Assets - (0.32)%                                        (63,266)
                                                                   -----------
             NET ASSETS -
               100.00%                                             $19,786,359
                                                                   -----------
                                                                   -----------

*<F1>  Non-income producing security.

                See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS:
     Investments, at market  value
       (cost $21,210,955)                                          $19,849,625
     Cash                                                               12,689
     Dividends receivable                                                7,325
     Other assets                                                       11,467
                                                                   -----------
     Total Assets                                                   19,881,106
                                                                   -----------

LIABILITIES:
     Payable to adviser                                                 37,286
     Accrued expenses and
       other liabilities                                                57,461
                                                                   -----------
     Total Liabilities                                                  94,747
                                                                   -----------
NET ASSETS                                                         $19,786,359
                                                                   -----------
                                                                   -----------

NET ASSETS CONSIST OF:
     Capital stock                                                 $28,179,562
     Accumulated undistributed
       net investment income                                          $153,166
     Accumulated undistributed
       net realized loss on
       investments                                                  (7,185,039)
     Net unrealized depreciation
       on investments                                               (1,361,330)
                                                                   -----------
     Total Net Assets                                              $19,786,359
                                                                   -----------
                                                                   -----------

     Shares outstanding
       (unlimited shares of $1.00
       par value authorized)                                         1,333,514
     Net Asset Value (offering
       and redemption price)                                            $14.84
                                                                        ------
                                                                        ------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
     Dividend income (net of taxes
       withheld of $3,761)                                         $   140,740
     Interest income                                                   371,309
                                                                   -----------
     Total income                                                      512,049
                                                                   -----------

EXPENSES:
     Investment advisory fees                                          163,365
     Administration fees                                                35,464
     Transfer agent fees and expenses                                   34,860
     Fund accounting fees                                               31,345
     Legal Fees                                                         29,242
     Audit Fees                                                         19,264
     Federal and state registration                                     17,252
     Other                                                              10,904
     Trustee fees and expenses                                           6,844
     Custody fees                                                        6,008
     Reports to shareholders                                             4,335
                                                                   -----------
     Total expenses                                                    358,883
                                                                   -----------
NET INVESTMENT INCOME                                                  153,166
                                                                   -----------

REALIZED AND UNREALIZED
  LOSS ON INVESTMENTS:
     Net realized loss
       on investments                                               (2,245,972)
     Change in unrealized
       depreciation on investments                                  (2,203,833)
                                                                   -----------
     Net realized and unrealized
       loss on investments                                          (4,449,805)
                                                                   -----------

NET DECREASE IN
  NET ASSETS RESULTING
  FROM OPERATIONS                                                  $(4,296,639)
                                                                   -----------
                                                                   -----------

                See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                              YEAR ENDED         YEAR ENDED
                                          DECEMBER 31, 2001   DECEMBER 31, 2000
                                          -----------------   -----------------
OPERATIONS:
   Net investment income                     $   153,166         $    60,141
   Net realized gain (loss) on investments    (2,245,972)          1,331,436
   Change in unrealized depreciation
     on investments                           (2,203,833)        (12,117,554)
                                             -----------         -----------
   Net decrease in net assets
     resulting from operations                (4,296,639)        (10,725,977)
                                             -----------         -----------

Distributions to Shareholders From:
   Net investment income                         (60,141)                 --
                                             -----------         -----------
   Total dividends and distributions             (60,141)                  0
                                             -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares subscribed               154,979             566,539
   Shares issued to holders in
     reinvestment of dividends                    27,317                  --
   Cost of shares redeemed                    (1,053,222)         (5,501,411)
                                             -----------         -----------
   Net decrease in net assets
     from capital share transactions            (870,926)         (4,934,872)
                                             -----------         -----------
TOTAL DECREASE IN NET ASSETS                  (5,227,706)        (15,660,849)
                                             -----------         -----------

NET ASSETS:
   Beginning of year                          25,014,065          40,674,914
                                             -----------         -----------
   End of year (including undistributed
     net investment income of $153,166
     and $60,141, respectively)              $19,786,359         $25,014,065
                                             -----------         -----------
                                             -----------         -----------

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

                                                     2001           2000           1999           1998           1997
                                                     ----           ----           ----           ----           ----
PER SHARE DATA:
Net asset value, beginning of year                  $18.01         $25.57         $19.91         $19.21         $19.03
                                                    ------         ------         ------         ------         ------

Income from investment operations:
   Net investment income (loss)                       0.12           0.04           0.02          (0.07)(1)<F2>  (0.07)(1)<F2>
   Net realized and unrealized
     gains (losses) on securities                    (3.24)         (7.60)          6.01           2.90           1.69
                                                    ------         ------         ------         ------         ------
   Total from investment operations                  (3.12)         (7.56)          6.03           2.83           1.62
                                                    ------         ------         ------         ------         ------

Less distributions:
   Dividends from net investment income              (0.05)            --          (0.02)            --             --
   Distributions from capital gains                     --             --          (0.35)         (2.13)         (1.44)
                                                    ------         ------         ------         ------         ------
   Total distributions                               (0.05)          0.00          (0.37)         (2.13)         (1.44)
                                                    ------         ------         ------         ------         ------
Net asset value, end of year                        $14.84         $18.01         $25.57         $19.91         $19.21
                                                    ------         ------         ------         ------         ------
                                                    ------         ------         ------         ------         ------

Total return                                      (17.35)%       (29.60)%          30.5%          15.4%           9.0%

Supplemental data and ratios:
   Net assets, in millions, end of period            $19.8          $25.0          $40.7          $32.8          $28.4
   Ratio of expenses to average net assets           1.65%          1.37%          1.35%          1.48%          1.51%
   Ratio of net investment income (loss)
     to average net assets                           0.70%          0.18%          0.07%        (0.40)%        (0.40)%
   Portfolio turnover rate                          83.86%         85.13%         95.70%         83.06%         71.20%

(1)<F2> Net investment income (loss) per share is calculated using ending balances prior to consideration or adjustment for permanent or book and tax differences.

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2001

1.   SIGNIFICANT ACCOUNTING POLICIES

     Lepercq-Istel Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, established under a Declaration of Trust dated April 8, 1986. The Trust was formerly a Delaware corporation established in 1953 known as Istel Fund, Inc. On April 8, 1986, the shareholders of Istel Fund, Inc. (the Trust's predecessor) approved a plan of reorganization (the "Reorganization") under which Istel Fund, Inc. converted its corporate structure to change from a Delaware corporation to a Massachusetts business trust. In accordance with the terms and conditions of the Reorganization, Istel Fund, Inc. changed its name to Lepercq-Istel Trust. The Trust currently consists of one series, Lepercq-Istel Fund (the "Fund"). The principal investment objective of the Fund is long-term capital appreciation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

     a) Investment Valuation--Investments in securities traded on a national securities exchange are valued at the last reported sale on the primary exchange on which they are traded. Investments not listed on a securities exchange and exchange-listed securities for which no sale was reported for that date are valued at the last reported bid price. Once short-term securities have a maturity of 60 days or less, they are valued at amortized cost which approximates market value; prior to that they are marked to market. Restricted securities for which quotations are not readily available are valued at fair value as determined by the Adviser under the supervision of the Board of Trustees.

     b) Federal Income Taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income as well as any net realized gains to its shareholders. Therefore, no federal income tax provision is required. Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

          The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At December 31, 2001, the Fund had accumulated capital loss carryforwards for tax purposes of $4,939,067 and $2,209,402 which will expire on December 31, 2007 and December 31, 2009, respectively.

          Net realized gains or losses differ for financial reporting and tax purposes as a result of losses from wash sales and post-October losses which are not recognized for tax purposes until the first day of the following fiscal year.

     c) Distributions to Shareholders--Dividends from net investment income and net realized capital gains, if any, are declared at least annually.

     d) Use of Estimates--The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e) Other--Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Discounts on securities purchased are amortized over the life of the respective security.

2.   AGREEMENTS

     The Fund has entered into an investment advisory agreement with Lepercq, de Neuflize & Co. Incorporated (the "Adviser"). The Adviser is entitled to receive a fee, computed and accrued daily and payable quarterly, at the annual rate of 0.75% of the Fund's average daily net assets.

     For the year ended December 31,  2001, the Fund paid brokerage  commissions
     of $7,260  to    Lepercq,  de Neuflize  Securities  Inc.,  a  wholly  owned subsidiary of the Adviser.

     U.S. Bancorp Fund Services, LLC serves as the Fund's transfer agent, administrator and accounting services agent. U.S. Bank, N.A. serves as the Fund's custodian.

     The Board of Trustees, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a Shareholder Servicing Plan. Pursuant to the Distribution Plan, the Fund may incur distribution expenses of up to 0.75% per annum of its average daily net assets. The Distribution Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares. In accordance with the Shareholder Servicing Plan, the Fund may enter into Shareholder Service Agreements under which it pays fees of up to 0.25% of the average daily net assets for fees incurred in connection with the personal service and maintenance of accounts holding the shares of the Fund. The Fund did not incur expenses pursuant to the Plans for the year ended December 31, 2001.

3.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of beneficial interest were as follows:

                                           YEAR ENDED            YEAR ENDED
                                        DECEMBER 31, 2001    DECEMBER 31, 2000
                                        -----------------    -----------------
     Shares subscribed                        9,506                25,295
     Shares issued to holders in
        reinvestment of dividends             1,825                    --
     Shares redeemed                        (66,670)             (226,910)
                                            -------              --------
     Net decrease                           (55,339)             (201,615)
                                            -------              --------
                                            -------              --------

4.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the year ended December 31, 2001, were as follows:

                                          U.S. GOVERNMENT          OTHER
                                          ---------------          -----
     Purchases                                   --             $10,743,757
     Sales                                       --              11,420,476

     At December 31, 2001, gross unrealized appreciation and depreciation of investments for federal income-tax purposes were as follows:

     Appreciation                                          $   752,575
     (Depreciation)                                         (2,146,320)
                                                           -----------
     Net unrealized depreciation on investments            $(1,393,745)
                                                           -----------
                                                           -----------

     At December 31, 2001, the cost of investments for federal income-tax purposes was $21,243,370.

5.   ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES

     INDEPENDENT TRUSTEES

                                                                                                         # OF
                                                                                                         PORTFOLIOS
                                               TERM OF                                                   IN FUND        OTHER
                              POSITION(S)      OFFICE AND                                                COMPLEX        DIRECTOR-
     NAME, AGE                HELD WITH        LENGTH OF          PRINCIPAL OCCUPATION                   OVERSEEN       SHIPS HELD
     AND ADDRESS              THE TRUST        TIME SERVED        DURING PAST FIVE YEARS                 BY TRUSTEE     BY TRUSTEE
     -----------              -----------      -----------        ----------------------                 ----------     ----------

     Jean-Louis Milin (56)    Trustee          Indefinite         President, Banque de Neuflize,              1         None
     3 Avenue Hoche                            Term, 2 Years      Schlumberger,
     75008                                     Served             Mallet, Demachy since 1994.
     Paris, France

     Lee Robins (59)          Trustee          Indefinite         President, CPI Inc. (and                    1         None
     32 E. 57th Street,                        Term, 1 Year       Founder of its Predecessor
     14th Floor                                Served             firm, Conceptual
     New York, NY 10022                                           Planning, Inc.)
                                                                  since 1973.

     Marvin Schiller,
     Ph.D. (68)               Trustee;         Indefinite         Retired; Former Managing                    1         None
     17319 St. James Court    Member of        Term, 27 Years     Director, A.T. Kearney, Inc.
     Boca Raton, Florida      the Audit,       Served             from 1990 to 1997;
     33496                    Ethics and                          General Partner,
                              Nominating                          Reprise Capital Corp.
                              Committees

     Franz Skyranz (64)       Trustee;         Indefinite         Financial Consultant from 1991              1         None
     1675 Broadway            Member of        Term, 27 Years     to present.
     New York, NY 10019       the Audit,       Served
                              Ethics and
                              Nominating
                              Committees

     Marie-Monique            Trustee          Indefinite         Consultant; President, France               1         None
     Steckel (62)                              Term, 4 Years      Telecom North America, 1979
     210 W. 90th Street                        Served             to 1999.
     Apt. 11B
     New York, NY 10024

INTERESTED TRUSTEES
                                                                                                         # OF
                                                                                                         PORTFOLIOS
                                               TERM OF                                                   IN FUND        OTHER
                              POSITION(S)      OFFICE AND                                                COMPLEX        DIRECTOR-
     NAME, AGE                HELD WITH        LENGTH OF          PRINCIPAL OCCUPATION                   OVERSEEN       SHIPS HELD
     AND ADDRESS              THE TRUST        TIME SERVED        DURING PAST FIVE YEARS                 BY TRUSTEE     BY TRUSTEE
     -----------              -----------      -----------        ----------------------                 ----------     ----------
     Bruno Desfiorges (76)    Trustee and      Indefinite         Managing Director, Lepercq, de              1         None
     1675 Broadway            Chairman of      Term, 30 Years     Neuflize & Co. Incorporated;
     New York, NY 10019       the Board        Served             Director and Chairman of the
                                                                  Board, Lepercq, de Neuflize
                                                                  Securities Inc. since 1981.

     Francois Letaconnoux
     (51)                     Trustee          Indefinite         Director, President and Chief               1         Six Flags
     1675 Broadway                             Term, 12 Years     Executive Officer, Lepercq Inc.,                      Tocqueville
     New York, NY 10019                        Served             Lepercq Inc., Lepercq,                                Asset
                                                                  de Neuflize & Co.                                     Manage-
                                                                  Incorporated and                                      ment L.P.
                                                                  Lepercq, de Neuflize
                                                                  Securities Inc. Since 1993.

INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND
BOARD OF TRUSTEES OF
LEPERCQ-ISTEL TRUST:

We have audited the accompanying statement of assets and liabilities of the Lepercq-Istel Fund (the "Fund"), including the schedule of investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/KPMG LLP

Chicago, Illinois
February 8, 2002

TRUSTEES

+<F4> Bruno Desforges         Chairman of the Board, Lepercq-Istel Trust;
                               Managing Director, Lepercq, de Neuflize & Co. Incorporated; Director and Chairman of the Board, Lepercq, de Neuflize Securities Inc.

+<F4> Francois Letaconnoux    Director, President and Chief Executive Officer,
                               Lepercq Inc., Lepercq, de Neuflize & Co.
                               Incorporated and Lepercq, de Neuflize Securities Inc.

      Jean-Louis Milin        President, Banque de Neuflize, Schlumberger,
                               Mallet, Demachy

      Lee R. Robins           President, CPI Associates, Inc., Member, American
                               Institute of CPA's

*<F3> Marvin Schiller, Ph.D.  General Partner, Reprise Capital Corp.

*<F3> Franz Skryanz           Financial Consultant

      Marie-Monique Steckel   Consultant

*<F3> Member of Audit, Ethics and Nominating Committees
+<F4> Interested Trustees

OFFICERS

 Tsering Ngudu                             President
 Jerry Getsos                              Executive Vice President
 Peter Hartnedy                            Secretary and Treasurer

 Investment Adviser                        Lepercq, de Neuflize & Co.
                                           Incorporated, New York
 Underwriter and Distributor               Lepercq, de Neuflize Securities
                                           Inc., New York
 Dividend Paying Agent, Transfer Agent,
 Administrator and Fund Accountant         U.S. Bancorp Fund Services, LLC,
                                           Milwaukee
 Custodian                                 U.S. Bank, N.A., Cincinnati
 Legal Counsel                             Paul, Hastings, Janofsky & Walker
                                           LLP, New York
 Independent Auditors                      KPMG LLP, Chicago

Lepercq-Istel Fund

1675 Broadway, New York, N.Y. 10019
Telephone:(212) 698-0749
Shareholder Services: (800) 497-1411

This report is issued for the information of shareholders of Lepercq-Istel Fund, and is not authorized for distribution to prospective investors in the Fund unless it is preceded or accompanied by a current prospectus.